consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net income	$ 777	$ 938
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	4,059	4,036
Impairment of goodwill	500
Deferred income taxes	(72)	(167)
Share-based compensation expense, net	144	151
Net employee defined benefit plans expense	60	73
Employer contributions to employee defined benefit plans	(23)	(22)
Gain on contributions of real estate to joint ventures	(44)	(110)
(Income) loss from equity accounted investments	(1)	18
Gain on purchase of long-term debt	(303)
Other	(126)	(91)
Net change in non-cash operating working capital	(105)	21
Cash provided by operating activities	4,866	4,847
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(2,515)	(2,750)
Cash payments for spectrum licences		(637)
Cash payments for acquisitions, net	(531)	(359)
Advances to, and investments in, real estate joint ventures and associates	(3)	(18)
Real estate joint venture receipts	1	109
Proceeds on disposition	114	21
Investment in portfolio investments and other	(106)	(66)
Cash used by investing activities	(3,040)	(3,700)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(1,628)	(1,562)
Purchase of Common Shares for cancellation	(40)
Issue (repayment) of short-term borrowings, net	13	825
Long-term debt issued	12,773	6,455
Redemptions and repayment of long-term debt	(11,631)	(6,818)
Equity of subsidiary issued to non-controlling interest	1,261
Shares of subsidiary purchased from non-controlling interests, net	(713)	(25)
Financing activity transaction costs and other	(109)	(17)
Cash used by financing activities	(74)	(1,142)
CASH POSITION
Increase in cash and temporary investments, net	1,752	5
Cash and temporary investments, net, beginning of period	869	864
Cash and temporary investments, net, end of period	2,621	869
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(1,384)	(1,330)
Interest received	53	33
Income taxes paid, net	$ (480)	$ (358)